Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2016
Organization and nature of operations [Abstract]
Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries
Name of entities	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
Shenzhen Xunlei Networking Technologies, Co., Ltd. (“Shenzhen Xunlei”)	China	January 2003	VIE	100%	Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	China	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Xunlei Wangwenhua Co., Ltd. (formerly known as “Shenzhen Fengdong Networking Technologies Co., Ltd.”) (“Wangwenhua”)	China	December 2005	VIE’s subsidiary	100%	Development of software for related companies

Xunlei Networking Technologies (Beijing) Co., Ltd. (“Beijing Xunlei”)	China	June 2009	VIE’s subsidiary	100%	Development of software for related companies

Shenzhen Zhuolian Software Co., Ltd. (formerly known as “Xunlei Software (Shenzhen) Co., Ltd.”) (“Zhuolian Software”)	China	January 2010	VIE’s subsidiary	100%	Provision of software technology development for related companies

Name of entities	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
Xunlei Games Development (Shenzhen) Co., Ltd. (“Xunlei Games”)	China	February 2010	VIE’s subsidiary	70%	Development of online game and computer software for related companies and provision of advertising services

Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hong Kong	March 2011	Subsidiary	100%	Development computer software of related companies and provision of advertising services

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	China	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Onething Technologies Co., Ltd. (“Onething”)	China	September 2013	VIE’s subsidiary	100%	Development of computer software and provision of information technology services to related companies

Beijing Xunjing Technologies Co., Ltd. (formerly known as “Wangxin Century Technologies (Beijing) Co., Ltd.”) (“Beijing Xunjing”)	China	October 2015	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Crystal Interactive Technologies Co., Ltd. (“Crystal Interactive”)	China	May 2016	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Xunlei Venture Capital Partnership Enterprise (Limited Partnership) (“Xunlei Venture Capital”)	China	June 2016	VIE’s subsidiary	99%	Investments in industries and consultation in investments

Shenzhen Xunlei Kankan Information Technologies Co., Ltd. (formerly known as “155 Networking (Shenzhen) Co., Ltd.”) (“Xunlei Kankan”)	China	August 2008	VIE’s subsidiary	100%	Development of software for related companies(note a)

Note a: Xunlei Kankan was disposed in 2015. See note 3 for details.

Note b: The English names of the PRC companies represent management’s translation of their Chinese names of these companies as they have not adopted formal English names.